Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	TNDM
Entity Registrant Name	TANDEM DIABETES CARE INC
Entity Central Index Key	0001438133
Entity Filer Category	Accelerated Filer